Contingencies (Contigencies accruals) (Details) (European legal proceedings [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
European legal proceedings [Member]
Loss Contingencies
Loss Contingency Accrual, at Carrying Value	$ 4	$ 3